UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

EP China Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Number
of Shares		Value
	COMMON STOCKS - 99.7%
	CONSUMER DISCRETIONARY - 21.9%
474,000	Ajisen China Holdings Ltd.	$914,485
966,000	Anta Sports Products Ltd.	1,499,504
1,221,000	China Lilang Ltd.	1,614,563
1,450,000	Dah Chong Hong Holdings Ltd.	1,627,397
1,000,000	Daphne International Holdings Ltd.	751,078
1,659,000	Goodbaby International Holdings Ltd.*	1,032,270
2,500,000	Hengdeli Holdings Ltd.	1,317,501
1,250,000	Intime Department Store Group Co., Ltd.	1,696,669
900,000	Man Wah Holdings Ltd.	1,166,770
11,000,000	Ming Fung Jewellery Group Ltd.*	1,115,337
850,500	Ports Design Ltd.	1,960,385
2,082,000	SA SA International Holdings Ltd.	1,063,169
160,000	Television Broadcasts Ltd.	937,789
1,500,000	Texhong Textile Group Ltd.	1,379,833
600,000	Zhongsheng Group Holdings Ltd.*	1,121,330
		19,198,080

	CONSUMER STAPLES - 8.3%
288,000	China Resources Enterprise Ltd.	1,170,091
5,650,000	China Tontine Wines Group Ltd.	1,189,699
420,000	China Yurun Food Group Ltd.	1,407,613
480,000	Lianhua Supermarket Holdings Co., Ltd. - H Shares	1,907,763
162,848	Yantai Changyu Pioneer Wine Co., Ltd. - B Shares	1,596,183
		7,271,349

	ENERGY - 11.9%
900,000	China Oilfield Services Ltd. - H Shares	2,032,528
1,200,000	CNOOC Ltd.	3,032,416
1,000,000	Kunlun Energy Co., Ltd.	1,592,662
3,000,000	MIE Holdings Corp.*	1,430,858
640,000	Yanzhou Coal Mining Co., Ltd. - H Shares	2,320,473
		10,408,937

	FINANCIALS - 11.9%
490,000	BOC Hong Kong Holdings Ltd.	1,597,515
360,000	China Pacific Insurance Group Co., Ltd. - H Shares	1,511,657
970,000	China Vanke Co., Ltd. - B Shares	1,271,960
1,300,000	Chongqing Rural Commercial Bank - H Shares*	892,454
2,000,000	Evergrande Real Estate Group Ltd.	1,097,711
480,000	Link REIT	1,502,896
255,000	Ping An Insurance Group Co. - H Shares	2,581,763
		10,455,956

EP China Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Number
of Shares		Value
	HEALTH CARE - 9.0%
2,200,000	China Medical System Holdings Ltd.	$2,150,717
125,000	China Medical Technologies, Inc. - ADR*	1,455,000
4,400,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - H Shares	1,372,570
1,430,000	Lee's Pharmaceutical Holdings Ltd.	523,389
2,668,000	Sino Biopharmaceutical	998,011
3,200,000	Trauson Holdings Co., Ltd.*	1,350,257
		7,849,944

	INDUSTRIALS - 10.9%
2,200,000	China Liansu Group Holdings Ltd.*	1,893,456
1,900,000	China Singyes Solar Technologies Holdings Ltd.	1,720,309
150,000	China Yuchai International Ltd.*	4,399,500
2,068,000	EVA Precision Industrial Holdings Ltd.	1,509,762
		9,523,027

	INFORMATION TECHNOLOGY - 13.0%
1,028,000	AAC Acoustic Technologies Holdings, Inc.	2,767,183
75,000	Camelot Information Systems, Inc. - ADR*	1,244,250
2,852,000	China All Access Holdings Ltd.	863,569
600,000	Digital China Holdings Ltd.	1,131,597
383,000	Kingboard Chemical Holdings Ltd.	2,014,000
30,000	Netease.com - ADR*	1,485,300
2,000,000	TCL Communication Technology Holdings Ltd.	1,931,363
		11,437,262

	MATERIALS - 10.3%
500,000	AMVIG Holdings Ltd.	385,580
2,700,000	China Forestry Holdings Co., Ltd.†	614,382
1,595,000	China Shanshui Cement Group Ltd.	1,487,112
2,400,000	Fufeng Group Ltd.	1,645,356
1,800,000	Fushan International Energy Group Ltd.	1,296,056
700,000	Huabao International Holdings Ltd.	1,076,293
932,000	Yip's Chemical Holdings Ltd.	1,026,925
330,000	Zhaojin Mining Industry Co., Ltd. - H Shares	1,474,603
		9,006,307

	UTILITIES - 2.5%
710,000	ENN Energy Holdings Ltd.	2,201,273
		2,201,273

	TOTAL COMMON STOCKS
	(Cost $72,833,881)	87,352,135

EP China Fund
SCHEDULE OF INVESTMENTS - As of March 31, 2011
(Unaudited)

Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 1.5%
$1,347,583	UMB Money Market Fiduciary, 0.01%‡	$1,347,583

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,347,583)	1,347,583

	TOTAL INVESTMENTS - 101.2%
	(Cost $74,181,464)	88,699,718
	Liabilities less Other Assets - (1.2)%	(1,083,644)
	TOTAL NET ASSETS - 100.0%	$87,616,074

* Non-income producing security
† Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Directors.
‡ The rate quoted is the annualized seven-day yield of the Fund at the period end.
ADR - American Depository Receipts
REIT - Real Estate Investment Trust

Country Allocation‡
China	59.5%
Hong Kong	40.2%
United States	1.5%
‡ as a percentage of total net assets

 See accompanying Notes to the Schedule of Investments.

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited)

Note 1 – Organization:
The EP China Fund (formerly known as EPH China Fund) (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is long term capital appreciation. The Fund commenced investment operations on July 31, 2009.

Note 2 – Significant Accounting Policy:
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the New York Stock Exchange prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited) - continued

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At March 31, 2011, the Fund had no forward contracts outstanding.

Note 3 – Federal Income Tax Information:
At March 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of Investments	$74,181,464

Unrealized appreciation	$17,350,132
Unrealized depreciation	(2,831,808)
Net unrealized appreciation on investments and foreign currency translations	$14,518,324

Note 4 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited) - continued

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
	(Quoted Price)	(Other Significant Observable Inputs)	(Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$1,032,270	$18,165,810	$-	$19,198,080
Consumer Staples	-	7,271,349	-	7,271,349
Energy	1,430,858	8,978,079	-	10,408,937
Financials	2,164,414	8,291,542	-	10,455,956
Health Care	1,455,000	6,394,944	-	7,849,944
Industrials	4,399,500	5,123,527	-	9,523,027
Information Technology	2,729,550	8,707,712	-	11,437,262
Materials	1,076,293	7,315,632	614,382	9,006,307
Utilities	-	2,201,273	-	2,201,273
Short-Term Investments	1,347,583	-	-	1,347,583
Total Investments, at Value	15,635,468	72,449,868	614,382	88,699,718
Total Assets	$15,635,468	$72,449,868	$614,382	$88,699,718

EP China Fund
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2011 (Unaudited) - continued

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments, at Value	Other Financial Instruments
Balance as of 6/30/2010	$1,148,679	$-
Realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	435,926	-
Net purchase (sales)	647,726	-
Transfers in and/or out of Level 3	(1,617,949)	-
Balance as of 3/31/11	$614,382	$-
Net change in unrealized appreciation/(depreciation) on Level 3 investments held as of 3/31/11	$614,382	$-

Note 5 – Derivatives and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund did not hold any outstanding forward contracts as of March 31, 2011.

The Fund’s policies permit the Fund to enter into forward contracts principally to hedge either specific transactions or portfolio positions in an attempt to minimize currency value fluctuations.  Forward contracts involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.  The forward contracts were bought or sold to protect the Fund, to some degree, from a possible loss resulting from an adverse change in the relationship between foreign currencies and the United States dollar (“US$”). Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, the contracts may limit any potential gain that may result from currency increases.

The risks to the Fund of entering into forward contracts include currency risks, such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the US$; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to US$).  As a result, the relative strength of the US$ may be an important factor in the performance of the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

CERTIFICATION

I, John P. Zader, certify that:

1.	I have reviewed this report on Form N-Q of the EP China Fund, a series of Investment Managers Series Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 27, 2011	/s/ JOHN P. ZADER
Date	John P. Zader President

CERTIFICATION

I, Rita Dam, certify that:

1.	I have reviewed this report on Form N-Q of the EP China Fund, a series of Investment Managers Series Trust;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.
The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

May 27, 2011	/S/ RITA DAM
Date	Rita Dam Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	May 27, 2011

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	May 27, 2011

* Print the name and title of each signing officer under his or her signature.